American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
December 31, 2023

High-Yield - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 83.0%
Aerospace and Defense — 2.3%
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	175,000	178,051
Bombardier, Inc., 8.75%, 11/15/30(1)	427,000	455,162
Rolls-Royce PLC, 5.75%, 10/15/27(1)	250,000	250,586
Spirit AeroSystems, Inc., 9.75%, 11/15/30(1)	245,000	263,675
TransDigm, Inc., 6.75%, 8/15/28(1)	600,000	614,599
TransDigm, Inc., 4.625%, 1/15/29(2)	500,000	469,750
		2,231,823
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 2.65%, 7/15/31	280,000	229,977
Automobile Components — 1.3%
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	158,287
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	1,000,000	1,066,959
		1,225,246
Automobiles — 2.0%
Ford Motor Credit Co. LLC, 7.35%, 11/4/27	250,000	263,809
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	300,000	313,553
Ford Motor Credit Co. LLC, 2.90%, 2/10/29	418,000	366,421
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	200,000	213,229
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	500,000	431,429
Nissan Motor Acceptance Co. LLC, 7.05%, 9/15/28(1)	260,000	274,578
		1,863,019
Broadline Retail — 0.8%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	250,000	240,281
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	550,000	521,111
		761,392
Building Products — 1.4%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	620,000	599,372
Standard Industries, Inc., 4.375%, 7/15/30(1)	750,000	689,687
		1,289,059
Chemicals — 3.2%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	270,000	283,415
Celanese US Holdings LLC, 6.17%, 7/15/27	750,000	769,440
Chemours Co., 5.75%, 11/15/28(1)	400,000	381,534
Chemours Co., 4.625%, 11/15/29(1)	400,000	351,625
Olin Corp., 5.125%, 9/15/27	360,000	349,397
Olin Corp., 5.625%, 8/1/29	500,000	492,562
Tronox, Inc., 4.625%, 3/15/29(1)	490,000	434,382
		3,062,355
Commercial Services and Supplies — 1.7%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	490,436
Clean Harbors, Inc., 6.375%, 2/1/31(1)	245,000	249,097
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	647,512
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)(2)	150,000	115,875
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	67,000	66,627
		1,569,547
Construction and Engineering — 0.4%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	400,000	423,512

Construction Materials — 0.3%
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 1/15/31(1)	250,000	263,582
Consumer Finance — 0.5%
Navient Corp., 5.875%, 10/25/24	200,000	200,119
OneMain Finance Corp., 9.00%, 1/15/29	250,000	264,520
		464,639
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	600,000	545,491
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	400,000	380,444
		925,935
Containers and Packaging — 3.9%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	800,000	374,628
Ball Corp., 6.875%, 3/15/28	305,000	317,068
Berry Global, Inc., 5.50%, 4/15/28(1)	500,000	505,945
Graphic Packaging International LLC, 4.125%, 8/15/24	800,000	789,653
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	497,000	504,525
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	438,031
Sealed Air Corp., 5.00%, 4/15/29(1)(2)	380,000	367,878
Sealed Air Corp. / Sealed Air Corp. U.S., 7.25%, 2/15/31(1)(2)	350,000	371,542
		3,669,270
Distributors — 0.5%
LKQ Corp., 6.25%, 6/15/33	430,000	449,706
Diversified Consumer Services — 0.3%
Service Corp. International, 3.375%, 8/15/30	300,000	261,930
Diversified Telecommunication Services — 2.5%
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	725,000	746,394
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	422,874
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	150,000	90,139
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	165,000	70,278
Sprint Capital Corp., 6.875%, 11/15/28	385,000	417,423
Telecom Italia Capital SA, 6.375%, 11/15/33	415,000	406,454
Telecom Italia SpA, 5.30%, 5/30/24(1)	220,000	219,156
		2,372,718
Electric Utilities — 1.1%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62(2)	330,000	278,611
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)	267,000	279,691
Palomino Funding Trust I, 7.23%, 5/17/28(1)	490,000	516,638
		1,074,940
Electrical Equipment — 0.2%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	159,000	165,850
Electronic Equipment, Instruments and Components — 0.4%
Sensata Technologies BV, 5.875%, 9/1/30(1)	385,000	382,914
Entertainment — 0.7%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	701,319
Financial Services — 0.5%
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	435,000	448,399
Food Products — 0.5%
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	550,000	502,444
Ground Transportation — 1.6%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	90,000	88,987
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	488,505
United Rentals North America, Inc., 6.00%, 12/15/29(1)	500,000	507,999
United Rentals North America, Inc., 3.875%, 2/15/31	500,000	454,900
		1,540,391

Health Care Equipment and Supplies — 2.4%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	560,000	509,075
Bausch & Lomb Escrow Corp., 8.375%, 10/1/28(1)	255,000	269,328
Garden Spinco Corp., 8.625%, 7/20/30(1)	500,000	534,723
Hologic, Inc., 3.25%, 2/15/29(1)	350,000	317,712
Medline Borrower LP, 5.25%, 10/1/29(1)	650,000	613,546
		2,244,384
Health Care Providers and Services — 7.6%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	478,222
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	100,000	87,519
Centene Corp., 4.625%, 12/15/29	320,000	307,194
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	372,177
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	250,000	161,604
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	400,000	315,000
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	568,019
Encompass Health Corp., 4.75%, 2/1/30	250,000	235,706
IQVIA, Inc., 6.50%, 5/15/30(1)	447,000	458,782
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	397,637
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	90,003
Option Care Health, Inc., 4.375%, 10/31/29(1)	500,000	452,484
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	350,000	309,096
Owens & Minor, Inc., 6.625%, 4/1/30(1)	500,000	478,029
Star Parent, Inc., 9.00%, 10/1/30(1)(2)	169,000	178,312
Surgery Center Holdings, Inc., 10.00%, 4/15/27(1)(2)	1,100,000	1,113,915
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	610,000	608,811
Tenet Healthcare Corp., 6.125%, 6/15/30	650,000	658,019
		7,270,529
Hotels, Restaurants and Leisure — 10.8%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	1,042,029
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)(2)	300,000	277,034
Boyd Gaming Corp., 4.75%, 12/1/27	400,000	385,590
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	929,000	839,107
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	100,000	102,606
Carnival Corp., 5.75%, 3/1/27(1)	1,000,000	976,184
Churchill Downs, Inc., 5.75%, 4/1/30(1)	380,000	370,939
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	614,390
International Game Technology PLC, 5.25%, 1/15/29(1)	1,070,000	1,048,412
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	1,010,000	1,035,139
MGM Resorts International, 4.625%, 9/1/26	215,000	209,981
NCL Corp. Ltd., 8.125%, 1/15/29(1)	500,000	522,666
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	1,000,000	990,546
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	500,000	522,503
Six Flags Entertainment Corp., 7.25%, 5/15/31(1)	500,000	501,865
Station Casinos LLC, 4.625%, 12/1/31(1)(2)	590,000	532,584
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	325,000	316,525
		10,288,100
Household Durables — 1.1%
KB Home, 7.25%, 7/15/30	550,000	569,999
Meritage Homes Corp., 5.125%, 6/6/27	230,000	226,891
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	325,000	275,164
		1,072,054
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 4.625%, 2/1/29(1)	200,000	185,959

IT Services — 0.4%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	442,000	420,775
Leisure Products — 0.3%
Mattel, Inc., 5.45%, 11/1/41	360,000	324,676
Life Sciences Tools and Services — 0.8%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	476,421
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	300,000	308,467
		784,888
Machinery — 0.9%
Chart Industries, Inc., 9.50%, 1/1/31(1)(2)	327,000	355,449
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	750,000	498,105
		853,554
Media — 7.9%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,402,000	2,102,363
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	625,000	641,868
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	309,496
CSC Holdings LLC, 7.50%, 4/1/28(1)(2)	680,000	509,351
CSC Holdings LLC, 4.50%, 11/15/31(1)	365,000	276,415
DISH Network Corp., 11.75%, 11/15/27(1)	615,000	642,473
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	496,000	374,777
Gray Television, Inc., 4.75%, 10/15/30(1)	325,000	245,022
Nexstar Media, Inc., 5.625%, 7/15/27(1)	400,000	387,114
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	500,000	462,741
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	479,000	463,631
TEGNA, Inc., 5.00%, 9/15/29	531,000	487,209
Univision Communications, Inc., 5.125%, 2/15/25(1)	61,000	60,825
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	570,000	508,218
		7,471,503
Metals and Mining — 3.2%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	27,000	28,204
ATI, Inc., 4.875%, 10/1/29	690,000	644,057
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	401,404
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	850,000	863,030
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	800,000	690,898
Novelis Corp., 3.875%, 8/15/31(1)	251,000	221,554
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	250,000	231,670
		3,080,817
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	230,000	227,098
Multi-Utilities — 0.6%
Sempra, VRN, 4.125%, 4/1/52	650,000	561,060
Oil, Gas and Consumable Fuels — 9.4%
Antero Resources Corp., 7.625%, 2/1/29(1)	244,000	250,596
Antero Resources Corp., 5.375%, 3/1/30(1)	370,000	355,071
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	750,000	760,540
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	101,000	102,048
Civitas Resources, Inc., 8.375%, 7/1/28(1)	500,000	522,597
CNX Resources Corp., 7.375%, 1/15/31(1)	500,000	504,035
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	230,000	224,514
Energy Transfer LP, 5.75%, 4/1/25	460,000	460,471
EnLink Midstream LLC, 6.50%, 9/1/30(1)	1,333,000	1,362,474
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	343,324
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	360,000	371,168
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	365,000	345,157
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	364,782

Occidental Petroleum Corp., 6.375%, 9/1/28(2)	700,000	736,225
Southwestern Energy Co., 5.70%, 1/23/25	76,000	75,745
Southwestern Energy Co., 5.375%, 3/15/30	670,000	655,024
Sunoco LP / Sunoco Finance Corp., 7.00%, 9/15/28(1)	500,000	516,198
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	510,000	539,984
Viper Energy, Inc., 7.375%, 11/1/31(1)(2)	430,000	445,536
		8,935,489
Passenger Airlines — 0.2%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	219,038	217,619
Personal Care Products — 0.8%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	350,000	359,777
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	420,000	382,717
		742,494
Pharmaceuticals — 3.2%
180 Medical, Inc., 3.875%, 10/15/29(1)	700,000	631,278
AdaptHealth LLC, 4.625%, 8/1/29(1)	375,000	289,892
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	100,000	91,570
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	150,000	90,519
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	158,000	115,258
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	342,081
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	1,110,000	950,631
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	250,000	227,720
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	277,990
		3,016,939
Software — 0.3%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	300,000	285,394
Specialized REITs — 2.4%
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,232,626
SBA Communications Corp., 3.125%, 2/1/29	570,000	512,762
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	500,000	487,527
		2,232,915
Specialty Retail — 1.3%
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	440,000	383,651
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	750,000	730,236
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(2)	100,000	91,126
		1,205,013
Technology Hardware, Storage and Peripherals — 1.1%
Seagate HDD Cayman, 9.625%, 12/1/32	873,800	999,933
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 7.85%, 11/27/33	124,000	132,341
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 5.25%, 8/11/25(1)	150,000	147,949
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	330,000	337,668
		485,617
TOTAL CORPORATE BONDS (Cost $81,808,278)		78,919,118
EXCHANGE-TRADED FUNDS — 6.7%
iShares Broad USD High Yield Corporate Bond ETF	53,100	1,930,185
iShares iBoxx High Yield Corporate Bond ETF	25,800	1,996,662
SPDR Bloomberg Short Term High Yield Bond ETF	44,700	1,123,758
SPDR Portfolio High Yield Bond ETF(2)	58,400	1,365,392
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,346,626)		6,415,997

PREFERRED STOCKS — 1.2%
Banks — 0.7%
Citigroup, Inc., 7.625%	385,000	394,086
Wells Fargo & Co., 7.625%(2)	229,000	240,864
		634,950
Capital Markets — 0.5%
Goldman Sachs Group, Inc., Series W, 7.50%(2)	460,000	481,801
TOTAL PREFERRED STOCKS (Cost $1,074,000)		1,116,751
BANK LOAN OBLIGATIONS(3) — 1.0%
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP, USD Term Loan B, 8.47%, (1-month SOFR plus 3.00%), 10/23/28	494,962	498,016
Passenger Airlines — 0.5%
American Airlines, Inc., 2023 Term Loan B, 8.60%, (3-month SOFR plus 2.75%), 2/15/28	480,150	480,330
TOTAL BANK LOAN OBLIGATIONS (Cost $957,079)		978,346
SHORT-TERM INVESTMENTS — 12.8%
Money Market Funds — 6.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	172,657	172,657
State Street Navigator Securities Lending Government Money Market Portfolio(4)	5,988,878	5,988,878
		6,161,535
Repurchase Agreements — 6.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $437,724), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $428,984)		428,732
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $5,245,891), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $5,146,034)		5,143,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 0.625% - 4.125%, 10/15/24 - 9/30/27, valued at $436,937), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $430,253)		430,000
		6,001,732
TOTAL SHORT-TERM INVESTMENTS (Cost $12,163,267)		12,163,267
TOTAL INVESTMENT SECURITIES — 104.7% (Cost $102,349,250)		99,593,479
OTHER ASSETS AND LIABILITIES — (4.7)%		(4,505,406)
TOTAL NET ASSETS — 100.0%		$95,088,073

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $59,561,797, which represented 62.6% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,780,171. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,988,878.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$78,919,118	—
Exchange-Traded Funds	$6,415,997	—	—
Preferred Stocks	—	1,116,751	—
Bank Loan Obligations	—	978,346	—
Short-Term Investments	6,161,535	6,001,732	—
	$12,577,532	$87,015,947	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.